Annual Fund Operating Expenses - Thrivent Opportunity Income Plus Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.50%
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.02%
Total Annual Portfolio Operating Expenses	0.63%